United States
Securities and Exchange Commission
Washington, DC  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [x]; Amendment Number:
This Amendment (Check only one.):	[] is a restatement.
					[x] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Steginsky Capital LLC
Address:	47 Hulfish Street
		Princeton NJ  08542

13F File Number:	   028-05811

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Andrew Steginsky
Title:		Manager
Phone:		609 252-9980
Signature, Place, and Date of Signing:

	Andrew Steginsky	Princeton, NJ	February 7, 2008

Report Type (Check only one.):

[ X ] 13F Holdings report.

[   ] 13F Notice

[   ] 13F Combination report.

List of other managers reporting for this manager:


I am signing this report as required by the securities exchange act of 1934.



Form 13F Summary Page

Report Summary:	December 31, 2007

Number of Other included Managers:	0

Form 13F Information Table Entry Total:	13

Form 13F Information Table Value Total:	$73022
List of other included managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMER INTL GROUP INC            Common           026874107      282     4830 SH       SOLE                     4830
COSTCO WHSL CORP NEW           Common           22160K105     7996   114616 SH       SOLE                    89208
DAKTRONICS INC                 Common           234264109     3817   169119 SH       SOLE                   131496
FASTENAL CO                    Common           311900104     4525   111938 SH       SOLE                    82749
INTEL CORP                     Common           458140100    13627   511139 SH       SOLE                   415713
K SWISS INC CLASS A            Common           482686102     2178   120319 SH       SOLE                   100558
LIFETIME BRANDS     INC        Common           53222Q103     4811   370628 SH       SOLE                   292588
NEWS CORP CL A                 Common           65248E104    11352   554037 SH       SOLE                   476859
NEWS CORP CL B                 Common           65248E203     2207   103880 SH       SOLE                    68285
PROGRESSIVE CORP    OHIO       Common           743315103    11567   603691 SH       SOLE                   467376
WACHOVIA CORP NEW              Common           929771103      402    10573 SH       SOLE                    10573
WILEY JOHN & SONS CL A COMMON  Common           968223206     6880   160602 SH       SOLE                   122052
WINNEBAGO INDS INC             Common           974637100     3379   160772 SH       SOLE                   133121